DEAR SHAREHOLDER:

We are pleased to send you the annual report for Daily Cash Accumulation Fund, Inc. During the 12 months ended December 31, 1995, the Fund's compounded annualized yield was 5.54%. The corresponding yield without compounding was 5.39%. The seven-day annualized yields with and without compounding on December 31, 1995 were 5.23% and 5.10% respectively.(1)

Money market funds have always been a highly liquid place for cash 'on the sidelines' -- earning a steady income while protecting principal.(2) In 1995, money market funds turned out to be a good investment choice for the income-oriented investor.

While the 30-year U.S. Treasury yield fell from nearly 8% to 6% during the year, and rates on intermediate-term bonds fell by nearly as much, money market yields stayed about the same throughout the year. This made the yield on money market funds very attractive relative to intermediate-term bonds.

Normally, long-terms bonds pay anywhere from three to five percentage points more than a money market fund. One reason for this situation is the relationship between money market funds and the inflation rate. Typically, money market yields are roughly one percentage point above inflation. Assuming that the annual inflation rate is 2.5%, money market yields would normally be about 3.5%, while longer-term rates might be as high as 5.5%. However, the current difference between money market yields and inflation is three times its normal level. Part of the reason for this anomaly is the successful way in which the Federal Reserve Board has fought inflation.

By the spring of 1995, the economy stabilized and began to decelerate. And economists began to speculate that the Fed would lower short-term rates to keep the economy from going into a recession. Meanwhile, longer-term interest rates had already begun to decline in anticipation of the Fed action. And although the Fed reduced short-term interest rates slightly in July, it didn't lower rates nearly as much as the decline in long-term rate, which are market driven.

With the economy continuing to slow, we believe that additional cuts by the Fed are likely. And since longer-term rates will probably come down further, we expect that the relationship between short-term yields and longer-term yields will remain similar for the time being.

As a result, money market funds continue to offer relatively high yields in relation to longer-term investments -- and in relation to inflation. Thank you for your confidence in Daily Cash Accumulation Fund. We look forward to helping you continue to reach your investment goals in the future.

Sincerely,
BRIDGET A. MACASKILL
Bridget A. Macaskill
President
Daily Cash Accumulation Fund, Inc.
January 22, 1996

(1) Compounded yields assume reinvestment of dividends. Past performance is not indicative of future results.

(2) The Fund is neither insured nor guaranteed by the U.S. government, and there is no assurance that the Fund will maintain a stable $1 share price in the future.

STATEMENT OF INVESTMENTS December 31, 1995
Daily Cash Accumulation Fund, Inc.

                                                                              Face         Value
BANKERS' ACCEPTANCES --  0.5%                                                Amount     See Note 1
                                                                           ---------    ----------

CoreStates Bank N.A. Corp.:
  5.63%, 2/15/96.........................................................  $5,000,000  $   4,964,813
  5.67%-5.68%, 1/26/96...................................................  12,265,528     12,217,182
                                                                                       -------------
Total Bankers' Acceptances (Cost $17,181,995)............................                 17,181,995
                                                                                       -------------
CERTIFICATES OF DEPOSIT --  3.4%
DOMESTIC CERTIFICATES OF DEPOSIT --  1.4%
BANKS --  1.4%
LaSalle National Bank:
  5.45%, 6/19/96.........................................................   5,000,000      5,000,000
  5.69%, 1/29/96.........................................................  15,000,000     15,000,000
  5.74%, 2/15/96.........................................................  10,000,000     10,000,000
  5.76%, 1/5/96..........................................................  10,000,000     10,000,000
  5.80%, 1/25/96.........................................................  10,000,000     10,000,000
                                                                                       -------------
                                                                                          50,000,000
                                                                                       -------------
YANKEE CERTIFICATES OF DEPOSIT --  2.0%
BANKS --  2.0%
Rabobank Nederland, 5.50%, 6/13/96.......................................   5,000,000      5,000,000
                                                                                       -------------
Sanwa Bank Ltd., 5.75%, 1/11/96..........................................   5,000,000      4,999,870
                                                                                       -------------
Societe Generale:
  5.50%, 6/14/96.........................................................  25,000,000     25,000,000
  5.75%, 4/23/96.........................................................  10,000,000     10,000,000
  5.86%, 1/22/96.........................................................  10,000,000     10,000,000
                                                                                       -------------
Swiss Bank Corp., 5.50%, 6/10/96.........................................  15,000,000     15,000,000
                                                                                       -------------
                                                                                          69,999,870
                                                                                       -------------
Total Certificates of Deposit (Cost $119,999,870)........................                119,999,870
                                                                                       -------------
DIRECT BANK OBLIGATIONS --  13.8%
Abbey National North America Corp.:
  5.23%, 6/27/96.........................................................  60,000,000     58,412,833
  5.63%, 1/12/96.........................................................  10,000,000      9,982,797
                                                                                       -------------
ABN Amro Bank Canada, 5.36%, 6/10/96.....................................  10,000,000      9,760,289
                                                                                       -------------
ABN Amro North America Finance, Inc.:
  5.45%, 1/12/96.........................................................  22,000,000     21,963,364
  5.47%, 1/5/96..........................................................  15,000,000     14,990,883
  5.55%, 4/29/96.........................................................  13,000,000     12,761,504
                                                                                       -------------
Barclays Bank Canada, 5.65%, 1/10/96.....................................  10,000,000      9,985,875
                                                                                       -------------

Daily Cash Accumulation Fund, Inc.

                                                                              Face         Value
DIRECT BANK OBLIGATIONS (CONTINUED)                                          Amount     See Note 1
                                                                           ---------    ----------

Chase Manhattan Bank, 5.45%, 5/17/96.....................................  $17,000,000 $  16,651,944
                                                                                       -------------
Colorado National Bank of Denver, 5.918%, 4/17/96(1).....................  10,000,000      9,999,408
                                                                                       -------------
Dresdner U.S. Finance, Inc., 5.23%, 6/25/96..............................  10,000,000      9,738,933
                                                                                       -------------
FCC National Bank:
  5.11%, 2/20/96(1)......................................................  10,000,000      9,995,015
  5.26%, 1/11/96(1)......................................................  10,000,000     10,000,000
  5.32%, 3/12/96(1)......................................................  10,000,000     10,000,216
  5.77%, 2/16/96.........................................................  10,000,000      9,998,995
                                                                                       -------------
First Bank, N.A. Minneapolis, 5.90%, 1/17/96(1)..........................  10,000,000     10,000,000
                                                                                       -------------
First National Bank of Boston:
  5.53%, 5/28/96.........................................................  10,000,000     10,000,000
  5.53%, 9/16/96.........................................................   5,000,000      5,000,000
  5.60%, 3/11/96.........................................................   6,000,000      5,934,667
  5.63%, 11/13/96(1).....................................................  10,000,000      9,996,468
  5.65%, 8/28/96.........................................................  10,000,000     10,000,000
  5.68%, 1/30/96.........................................................   8,000,000      7,963,396
  5.75%, 5/31/96(1)......................................................  10,000,000     10,000,000
  5.77%, 1/16/96.........................................................  10,000,000     10,000,000
  5.77%, 6/7/96(1).......................................................  10,000,000     10,000,000
  5.78%, 1/4/96..........................................................  10,000,000     10,000,000
  5.80%, 4/9/96(1).......................................................  10,000,000     10,000,610
  5.85%, 4/18/96(1)......................................................  10,000,000     10,000,000
  5.88%, 10/30/96........................................................  10,000,000     10,000,000
                                                                                       -------------
Huntington National Bank:
  5.59%, 8/29/96(1)......................................................  10,000,000      9,996,013
  5.87%, 11/13/96(1).....................................................  10,000,000     10,000,000
  6.15%, 3/4/96(1).......................................................  20,000,000     20,009,255
                                                                                       -------------
National Westminster Bank of Canada:
  5.18%, 7/8/96..........................................................   7,000,000      6,801,550
  5.65%, 1/26/96.........................................................   5,000,000      4,980,382
  5.70%, 2/2/96..........................................................  10,000,000      9,949,333
                                                                                       -------------
NationsBank of Texas:
  5.50%, 6/28/96.........................................................  10,000,000     10,000,000
  5.76%, 4/9/96..........................................................  10,000,000     10,001,106
                                                                                       -------------

                                                                                                   3

Daily Cash Accumulation Fund, Inc.

                                                                              Face         Value
DIRECT BANK OBLIGATIONS (CONTINUED)                                          Amount     See Note 1
                                                                           ---------    ----------

Shawmut Bank of Connecticut, N.A.,
  5.68%, 6/24/96(1)...................................................... $20,000,000  $  19,999,140
  5.75%, 6/17/96(1)......................................................  15,000,000     15,000,000
  5.75%, 6/24/96(1)......................................................  10,000,000     10,000,000
  5.895%, 5/10/96(1).....................................................  10,000,000     10,000,000
  7.03%, 2/23/96.........................................................   5,000,000      5,007,386
                                                                                       -------------
Total Direct Bank Obligations (Cost $484,881,362)........................                484,881,362
                                                                                       -------------
LETTERS OF CREDIT --  2.5%
Bank One, Cleveland, guaranteeing commercial paper of: Capital One
  Funding Corp., Series 1995F, 5.83%, 1/4/96(1)..........................  11,000,000     11,000,000
                                                                                       -------------
Barclays Bank PLC, guaranteeing commercial paper of:
Banco Bradesco S.A.-Grand Cayman Branch, 5.60%, 6/6/96...................   8,000,000      7,810,205
Banco Real S.A.-Grand Cayman Branch, 5.47%, 4/25/96......................  15,000,000     14,735,979
Petroleo Brasileiro S.A.-Petrobras, 5.44%, 5/29/96.......................  10,000,000      9,771,533
                                                                                       -------------
Credit Suisse, guaranteeing commercial paper of:
  COSCO (Cayman) Co. Ltd., 5.44%, 6/10/96................................  10,000,000      9,758,500
  COSCO (Cayman) Co. Ltd., 5.49%, 4/5/96.................................   5,000,000      4,926,375
  COSCO (Cayman) Co. Ltd., 5.59%, 2/21/96................................  10,000,000      9,919,675
  COSCO (Cayman) Co. Ltd., 5.67%, 2/29/96................................   5,550,000      5,498,427
  Queensland Alumina Limited, 5.71%, 1/18/96.............................  10,000,000      9,973,036
  Queensland Alumina Limited, 5.67%, 2/16/96.............................   5,000,000      4,963,775
                                                                                       -------------
Total Letters of Credit (Cost $88,357,505)...............................                 88,357,505
                                                                                       -------------

SHORT-TERM NOTES --  78.5%
BANKS --  2.4%
Bank America Corp., 5.26%, 6/26/96.......................................   5,000,000      4,870,692
                                                                                       -------------
Barnett Banks, Inc., 6.10%, 1/5/96.......................................  20,000,000     19,986,444
                                                                                       -------------
Chemical Banking Corp.:
  5.22%, 6/28/96.........................................................  20,000,000     19,467,972
  5.62%-5.70%, 1/22/96...................................................  10,000,000      9,967,217
  5.70%, 2/29/96.........................................................  10,000,000      9,906,583
CoreStates Capital Corp.:
  5.64%, 1/22/96.........................................................  10,000,000      9,967,100
  5.84%, 8/13/96(1)......................................................  10,000,000     10,000,000
                                                                                       -------------
                                                                                          84,166,008
                                                                                       -------------

Daily Cash Accumulation Fund, Inc.

                                                                              Face         Value
SHORT-TERM NOTES (CONTINUED)                                                 Amount     See Note 1
                                                                           ---------    ----------

BEVERAGES --  2.3%
Coca-Cola Enterprises, Inc.:
  5.65%, 3/8/96.......................................................... $20,000,000  $  19,789,415
  5.67%, 2/21/96.........................................................  20,000,000     19,839,350
  5.67%-5.68%, 2/20/96...................................................  20,000,000     19,842,222
  5.68%, 2/26/96.........................................................  10,000,000      9,911,644
  5.71%, 1/29/96.........................................................  10,000,000      9,955,589
                                                                                       -------------
                                                                                          79,338,220
                                                                                       -------------
BROKER/DEALERS --  10.4%
CS First Boston, Inc.:
  5.65%, 1/19/96.........................................................  25,000,000     24,929,375
  5.68%, 2/15/96.........................................................  10,000,000      9,929,000
  5.70%, 1/26/96.........................................................  10,000,000      9,960,417
                                                                                       -------------
Dean Witter, Discover & Co.:
  5.69%, 1/18/96.........................................................  10,000,000      9,973,131
  6%, 1/4/96.............................................................  50,000,000     49,975,000
                                                                                       -------------
Lehman Brothers Holdings, Inc., 6.25%, 1/2/96............................  30,000,000     29,994,792
                                                                                       -------------
Merrill Lynch & Co., Inc.:
  5.60%, 3/8/96..........................................................  15,000,000     14,843,667
  5.63%, 2/7/96..........................................................  10,000,000      9,942,136
  5.63%, 2/8/96..........................................................  10,000,000      9,940,572
  5.68%-5.70%, 2/29/96...................................................  10,000,000      9,906,911
  5.70%, 9/19/96(1)......................................................  15,000,000     14,997,852
  5.70%-5.72%, 1/31/96...................................................  35,000,000     34,833,500
  5.75%, 10/24/96(1).....................................................  10,000,000     10,000,000
  5.973%, 11/1/96(1).....................................................  10,000,000     10,000,000
                                                                                       -------------
Morgan Stanley Group, Inc.:
  5.32%, 6/24/96.........................................................  10,000,000      9,741,389
  5.53%, 9/30/96(1)......................................................  83,700,000     83,700,000
  5.75%, 1/29/96.........................................................  24,000,000     23,892,667
                                                                                       -------------
                                                                                         366,560,409
                                                                                       -------------
COMMERCIAL FINANCE --  11.2%
CIT Group Holdings, Inc.:
  5.70%, 3/1/96..........................................................  10,000,000      9,905,000
  5.95%, 1/12/96(1)......................................................  10,000,000      9,999,910
  5.95%, 2/5/96(1).......................................................  20,000,000     20,006,465
  6.027%, 1/10/96(1).....................................................  38,500,000     38,500,000
                                                                                       -------------

                                                                                                   5


Daily Cash Accumulation Fund, Inc.

                                                                              Face         Value
SHORT-TERM NOTES (CONTINUED)                                                 Amount     See Note 1
                                                                           ---------    ----------

Commercial Finance (Continued)
FINOVA Capital Corp.
  5.49%, 8/9/96..........................................................  $10,000,000  $   9,662,668
  5.51%, 3/15/96.........................................................   10,000,000      9,881,806
  5.58%, 3/6/96..........................................................   10,000,000      9,895,097
  5.60%, 2/12/96.........................................................   10,000,000      9,931,167
  5.64%, 3/11/96.........................................................   10,000,000      9,888,778
  5.72%-5.97%, 1/31/96...................................................   25,000,000     24,876,917
  5.78%, 1/24/96.........................................................   20,000,000     19,926,144
  5.80%, 2/27/96.........................................................   15,000,000     14,862,250
  5.85%, 1/18/96.........................................................    6,000,000      5,983,425
  5.85%-5.90%, 1/30/96...................................................   15,000,000     14,928,708
  5.87%, 4/26/96(1)......................................................   10,000,000     10,000,000
  5.90%, 1/29/96.........................................................    5,000,000      4,977,056
  5.90%, 2/5/96..........................................................    5,000,000      4,971,319
  5.97%, 1/19/96.........................................................    5,000,000      4,985,075
  5.97%, 1/4/96..........................................................    4,700,000      4,697,662
                                                                                        -------------
Fleet Mortgage Group, Inc., 5.58%, 4/4/96................................    5,000,000      4,927,150
                                                                                        -------------
Heller Financial, Inc.:
  5.52%, 3/12/96.........................................................   25,000,000     24,727,833
  5.70%, 4/15/96.........................................................    5,000,000      4,916,875
  5.75%, 10/7/96(1)......................................................    8,000,000      8,000,000
  5.75%, 4/5/96..........................................................   10,000,000      9,848,264
  5.78%, 1/31/96.........................................................   10,000,000      9,951,833
  5.78%, 2/12/96.........................................................   17,000,000     16,885,363
  5.78%, 2/28/96.........................................................   10,000,000      9,906,878
  5.78%, 3/1/96..........................................................   10,000,000      9,903,667
  5.78%, 3/15/96.........................................................    5,000,000      4,940,594
  5.78%, 3/4/96..........................................................    8,000,000      7,919,080
  5.80%, 4/29/96.........................................................    5,000,000      4,904,139
  5.957%, 8/28/96(1).....................................................   20,000,000     20,000,000
  6.07%, 10/1/96(1)......................................................   10,000,000     10,000,000
  6.108%, 6/10/96(1).....................................................   10,000,000     10,007,063
                                                                                        -------------
                                                                                          394,718,186
                                                                                        -------------

Daily Cash Accumulation Fund, Inc.

                                                                              Face         Value
SHORT-TERM NOTES (CONTINUED)                                                 Amount     See Note 1
                                                                           ---------    ----------

Conglomerates --  3.3%
Mitsubishi International Corp.:
  5.58%, 3/15/96.........................................................  $6,550,000  $   6,474,872
  5.64%, 1/22/96.........................................................   6,475,000      6,453,697
  5.67%, 3/29/96.........................................................  24,800,000     24,455,969
  5.72%, 1/16/96.........................................................  10,000,000      9,976,167
  5.75%, 1/9/96..........................................................   2,000,000      1,997,444
  5.75%, 2/1/96..........................................................   2,000,000      1,990,097
  5.76%, 1/23/96.........................................................  23,000,000     22,919,040
  5.76%, 1/24/96.........................................................  10,000,000      9,963,168
  5.76%, 1/25/96.........................................................   5,000,000      4,980,783
  5.78%, 1/31/96.........................................................   5,000,000      4,975,917
                                                                                       -------------
Pacific Dunlop Holdings, Inc., guaranteed by Pacific Dunlop Ltd.:
  5.70%, 2/14/96.........................................................  18,000,000     17,874,600
  5.73%, 1/18/96.........................................................   5,000,000      4,986,471
                                                                                       -------------
                                                                                         117,048,225
                                                                                       -------------
CONSUMER FINANCE --  3.9%
American Express Credit Corp.:
  5.22%, 7/8/96..........................................................  12,000,000     11,662,950
  5.40%, 6/10/96.........................................................   5,000,000      4,879,250
                                                                                       -------------
Beneficial Corp., 5.26%, 2/1/96(1).......................................   5,000,000      5,000,000
                                                                                       -------------
Island Finance Puerto Rico, Inc.:
  5.45%, 8/2/96..........................................................   5,000,000      4,838,014
  5.65%, 3/4/96..........................................................  15,000,000     14,851,688
  5.67%, 2/22/96.........................................................   5,000,000      4,958,111
  5.67%-5.70%, 2/9/96....................................................  29,600,000     29,417,545
  5.72%, 2/1/96..........................................................   8,100,000      8,060,103
  5.75%, 1/26/96.........................................................  15,100,000     15,039,705
                                                                                       -------------
Sears Roebuck Acceptance Corp.:
  5.69%, 2/21/96.........................................................  10,000,000      9,919,392
  5.70%, 1/19/96.........................................................  20,000,000     19,943,000
  5.73%, 1/8/96..........................................................  10,000,000      9,988,858
                                                                                       -------------
                                                                                         138,558,616
                                                                                       -------------

Daily Cash Accumulation Fund, Inc.

                                                                              Face         Value
SHORT-TERM NOTES (CONTINUED)                                                 Amount     See Note 1
                                                                           ---------    ----------

DIVERSIFIED FINANCIAL --  9.1%
Ford Motor Credit Co.:
  5.46%, 5/10/96......................................................... $10,000,000  $   9,805,000
  5.67%, 2/21/96.........................................................  25,000,000     24,799,188
  5.68%, 1/12/96.........................................................  10,000,000      9,982,644
                                                                                       -------------
General Electric Capital Corp.:
  5.20%, 8/1/96(1).......................................................  10,000,000      9,991,374
  5.43%, 6/10/96.........................................................  30,000,000     29,280,867
  5.43%, 6/7/96..........................................................  20,000,000     19,529,511
  5.46%, 5/7/96..........................................................  25,000,000     24,516,694
  5.48%, 4/3/96..........................................................  10,000,000      9,855,592
  5.50%, 4/23/96.........................................................  15,000,000     14,741,042
  5.67%, 2/13/96.........................................................  25,000,000     24,830,688
  6%, 1/2/96.............................................................  35,000,000     34,994,167
                                                                                       -------------
General Motors Acceptance Corp.:
  5.47%, 8/19/96(1)......................................................  15,000,000     14,999,596
  5.49%, 4/2/96..........................................................  10,000,000      9,857,656
  5.50%, 2/16/96.........................................................  20,000,000     19,859,444
  5.50%, 5/13/96(1)......................................................  10,000,000     10,000,000
  5.50%, 6/7/96(1).......................................................   7,600,000      7,602,350
  5.75%, 2/16/96.........................................................  20,000,000     19,853,056
  5.75%, 2/9/96..........................................................   5,000,000      4,968,854
  6.05%, 1/2/96..........................................................  15,000,000     14,997,479
  8.75%, 8/1/96..........................................................   5,550,000      5,642,283
                                                                                       -------------
                                                                                         320,107,485
                                                                                       -------------
ELECTRIC UTILITIES --  1.3%
Central & Southwest Corp.:
  5.66%, 2/22/96.........................................................  10,000,000      9,917,233
  5.66%, 2/27/96.........................................................   5,000,000      4,954,083
  5.66%, 2/28/96.........................................................  20,000,000     19,815,528
  5.75%, 2/13/96.........................................................   9,400,000      9,335,440
                                                                                       -------------
                                                                                          44,022,284
                                                                                       -------------
ELECTRICAL EQUIPMENT --  0.4%
Xerox Corp.:
  5.62%, 3/11/96.........................................................   5,000,000      4,945,361
  5.72%, 1/11/96.........................................................  10,000,000      9,984,111
                                                                                       -------------
                                                                                          14,929,472
                                                                                       -------------

Daily Cash Accumulation Fund, Inc.

                                                                              Face         Value
SHORT-TERM NOTES (CONTINUED)                                                 Amount     See Note 1
                                                                           ---------    ----------

ELECTRONICS --  1.3%
Avnet, Inc., 5.70%, 2/5/96............................................... $10,000,000   $  9,944,583
                                                                                        ------------
Mitsubishi Electric Finance America, Inc.:
  5.32%, 6/19/96.........................................................   5,000,000      4,874,389
  5.61%, 2/26/96.........................................................  10,000,000      9,910,867
  5.78%, 1/25/96.........................................................  10,000,000      9,961,467
  5.81%, 1/19/96.........................................................  10,000,000      9,970,950
                                                                                       -------------
                                                                                          44,662,256
                                                                                       -------------
ENVIRONMENTAL --  1.8%
WMX Technologies, Inc.:
  5.21%, 7/11/96.........................................................  10,000,000      9,715,733
  5.22%, 7/9/96..........................................................  15,000,000     14,578,042
  5.32%, 9/10/96.........................................................  10,000,000      9,626,122
  5.35%, 7/18/96.........................................................  10,000,000      9,704,264
  5.36%, 7/16/96.........................................................   5,000,000      4,854,439
  5.44%, 6/4/96..........................................................   5,000,000      4,884,826
  5.45%, 3/8/96..........................................................  10,000,000      9,898,569
                                                                                       -------------
                                                                                          63,261,995
                                                                                       -------------
HEALTHCARE/SUPPLIES & SERVICES --  3.2%
A.H. Robins Co., Inc., guaranteed by American Home Products:
  5.67%, 3/7/96..........................................................   6,275,000      6,209,771
  5.68%, 3/4/96..........................................................  15,000,000     14,850,900
  5.71%, 1/30/96.........................................................  20,000,000     19,908,006
  5.71%, 2/7/96..........................................................   5,000,000      4,970,657
                                                                                       -------------
American Home Food Products, Inc., guaranteed by American Food Products:
  5.72%, 1/30/96.........................................................  27,500,000     27,373,286
  5.72%, 1/30/96.........................................................  10,000,000      9,953,922
                                                                                       -------------
American Home Products, 5.71%, 2/6/96....................................  10,000,000      9,942,900
                                                                                       -------------
Sandoz Corp., 5.70%, 2/13/96.............................................  10,000,000      9,931,917
                                                                                       -------------
Sherwood Medical Co., guaranteed by American Home Products, 5.70%,
  2/26/96................................................................   9,500,000      9,415,767
                                                                                       -------------
                                                                                         112,557,126
                                                                                       -------------
INSURANCE --  5.8%
Allstate Life Insurance Co., 5.973%, 2/1/96(1)(3)(4).....................  10,000,000     10,000,000
                                                                                       -------------
General American Life Insurance Co., 6%, 1/6/96(1)(3)....................  30,000,000     30,000,000
                                                                                       -------------
Pacific Mutual Life Insurance Co., 5.995%, 2/17/96(1)(2)(3)(4)...........  50,000,000     50,000,000
                                                                                       -------------

Daily Cash Accumulation Fund, Inc.

                                                                              Face         Value
SHORT-TERM NOTES (CONTINUED)                                                 Amount     See Note 1
                                                                           ---------    ----------

INSURANCE (CONTINUED)
Protective Life Insurance Co., 6.123%, 2/17/96(1)(2)(3)(4)............... $20,000,000  $  20,000,000
                                                                                       -------------
TransAmerica Life Insurance & Annuity Co.:
  5.973%, 10/15/96(1)(3).................................................  25,000,000     25,000,000
  5.973%, 9/27/96(1)(3)..................................................  25,000,000     25,000,000
  5.973%, 9/30/96(1)(3)..................................................  20,000,000     20,000,000
  5.995%, 8/7/96(1)(3)...................................................  25,000,000     25,000,000
                                                                                       -------------
                                                                                         205,000,000
                                                                                       -------------
LEASING & FACTORING --  1.4%
International Lease Finance Corp., 5.70%, 1/19/96........................  20,000,000     19,943,000
                                                                                       -------------
Sanwa Business Credit Corp.:
  5.28%, 4/11/96(1)(3)...................................................  10,000,000     10,000,000
  5.73%, 2/9/96(1)(3)....................................................  10,000,000      9,999,622
                                                                                       -------------
The Hertz Corp., 5.32%, 5/31/96..........................................  10,000,000      9,776,856
                                                                                       -------------
                                                                                          49,719,478
                                                                                       -------------
MANUFACTURING --  3.2%
Hanson Finance (UK) PLC, guaranteed by Hanson PLC:
  5.65%, 1/18/96.........................................................  10,000,000      9,973,319
  5.67%-5.70%, 2/9/96....................................................   9,000,000      8,944,425
  5.68%-5.70%, 1/26/96...................................................  30,000,000     29,881,389
  5.70%, 1/12/96.........................................................  10,000,000      9,982,583
  5.70%, 2/5/96..........................................................  15,000,000     14,916,875
  5.71%, 1/19/96.........................................................  20,000,000     19,942,900
  5.71%, 1/24/96.........................................................  10,000,000      9,963,519
  5.71%-5.77%, 1/16/96...................................................  10,000,000      9,975,958
                                                                                       -------------
                                                                                         113,580,968
                                                                                       -------------
METALS/MINING --  0.3%
English China Clays PLC:
  5.66%, 2/14/96.........................................................   7,267,000      7,216,729
  5.66%, 2/21/96.........................................................   5,000,000      4,959,873
                                                                                       -------------
                                                                                          12,176,602
                                                                                       -------------
NONDURABLE HOUSEHOLD GOODS --  0.6%
Colgate-Palmolive Co.:
  5.20%, 9/23/96.........................................................  10,000,000      9,615,778
  5.37%, 6/24/96.........................................................  10,000,000      9,738,715
                                                                                       -------------
                                                                                          19,354,493
                                                                                       -------------

Daily Cash Accumulation Fund, Inc.

                                                                              Face         Value
SHORT-TERM NOTES (CONTINUED)                                                 Amount     See Note 1
                                                                           ---------    ----------

SAVINGS & LOANS --  4.8%
Great Western Bank FSB:
  5.72%, 2/9/96.......................................................... $10,000,000  $   9,938,033
  5.72%-5.74%, 1/22/96...................................................  35,000,000     34,882,983
  5.72%-5.75%, 1/29/96...................................................  16,000,000     15,928,584
  5.73%-5.74%, 1/16/96...................................................  35,000,000     34,916,333
  5.74%, 1/25/96.........................................................  10,000,000      9,961,733
  5.74%, 1/26/96.........................................................  25,000,000     24,900,347
                                                                                       -------------
Household Bank FSB:
  5.77%, 1/24/96.........................................................  15,000,000     15,000,000
  5.89%, 9/27/96(1)......................................................  25,000,000     24,993,679
                                                                                       -------------
                                                                                         170,521,692
                                                                                       -------------
SPECIAL PURPOSE FINANCIAL --  7.6%
Cooperative Association of Tractor Dealers, Inc.
  5.44%, 5/10/96.........................................................   5,190,000      5,085,796
  5.44%, 6/12/96.........................................................   4,600,000      4,487,530
  5.67%, 3/8/96..........................................................   4,000,000      3,957,790
  5.69%, 2/23/96.........................................................   4,000,000      3,966,492
  5.70%, 4/5/96..........................................................   5,100,000      5,023,288
  5.73%, 1/22/96.........................................................   6,300,000      6,278,942
  5.75%, 1/26/96.........................................................   5,000,000      4,980,035
  5.75%-5.77%, 1/12/96...................................................   5,000,000      4,991,215
                                                                                       -------------
CXC, Inc.:
  5.60%, 2/26/96.........................................................  25,000,000     24,779,189
  5.70%, 1/26/96.........................................................  10,000,000      9,960,417
                                                                                       -------------
Falcon Asset Securitization Corp.:
  5.55%, 4/1/96..........................................................   5,000,000      4,929,854
  5.72%, 2/6/96..........................................................  15,125,000     15,038,485
                                                                                       -------------
First Deposit Master Trust 1993-3, 5.71%, 2/9/96.........................  15,000,000     14,907,213
                                                                                       -------------
Madison Funding Corp.:
  5.58%, 3/6/96..........................................................   5,150,000      5,095,603
  5.70%, 1/22/96.........................................................  25,000,000     24,911,333
  5.70%, 1/25/96.........................................................   7,000,000      6,972,327
  5.77%-5.95%, 1/10/96...................................................  35,775,000     35,721,785
  6%, 1/8/96.............................................................  10,000,000      9,988,333
                                                                                       -------------
New Center Asset Trust, 5.67%, 2/14/96...................................  10,000,000      9,930,700
                                                                                       -------------

Daily Cash Accumulation Fund, Inc.

                                                                              Face         Value
SHORT-TERM NOTES (CONTINUED)                                                 Amount     See Note 1
                                                                           ---------    ----------

SPECIAL PURPOSE FINANCIAL (CONTINUED)
SMM Trust:
  1995-B, 6.027%, 8/2/96(1)(3)(4)........................................ $10,000,000  $  10,000,000
  1995-I, 5.77%, 5/29/96(1)(3)(4)........................................   5,000,000      4,999,408
  1995-N, 5.92%, 11/15/96(1)(3)(4).......................................  15,000,000     15,000,000
                                                                                       -------------
STEERS 1994:
  Series A-02, 5.925%, 11/18/96(1)(3)(4).................................  10,000,000     10,000,000
  Series A-11, 5.82%, 5/20/96(1)(3)(4)...................................  10,000,000     10,000,000
                                                                                       -------------
WCP Funding, 5.71%, 1/19/96..............................................  15,000,000     14,957,175
                                                                                       -------------
                                                                                         265,962,910
                                                                                       -------------
SPECIALTY RETAILING --  0.1%
St. Michael Finance, Ltd., guaranteed by Marks & Spencer PLC, 5.62%,
  1/12/96................................................................   4,134,000      4,126,901
                                                                                       -------------
TELECOMMUNICATIONS-TECHNOLOGY --  4.1%
Electronic Data Systems Corp., 5.71%, 1/22/96............................  15,000,000     14,950,038
                                                                                       -------------
NYNEX Corp.:
  5.47%, 6/3/96..........................................................   7,500,000      7,324,504
  5.66%, 3/1/96..........................................................   5,000,000      4,952,833
  5.69%-5.70%, 2/16/96...................................................  10,000,000      9,927,167
  5.70%-5.73%, 2/12/96...................................................  17,000,000     16,886,705
  5.71%, 2/14/96.........................................................  14,500,000     14,398,806
  5.72%, 2/20/96.........................................................  14,000,000     13,888,778
  5.74%, 1/22/96.........................................................  20,000,000     19,933,150
  5.74%, 1/24/96.........................................................  10,000,000      9,963,328
  5.74%, 1/31/96.........................................................  20,000,000     19,904,333
  5.76%, 2/9/96..........................................................  13,000,000     12,919,021
                                                                                       -------------
                                                                                         145,048,663
                                                                                       -------------
Total Short-Term Notes (Cost $2,765,421,989).............................              2,765,421,989
                                                                                       -------------

U.S. GOVERNMENT OBLIGATIONS --  0.0%
Small Business Administration, 10.375%, 1/2/96 (Cost $358,527)(1)........     331,226        358,527
                                                                                       -------------
FOREIGN GOVERNMENT OBLIGATIONS --  1.9%
Bayerische Landesbank Girozentrale supported by Federal Republic of
  Germany, 5.95%, 7/22/96................................................  10,000,000      9,997,343
                                                                                       -------------
New South Wales Treasury Corp., guaranteed by the State of New South
  Wales, Commonwealth of Australia:
  5.45%, 1/11/96.........................................................  12,000,000     11,981,833
  5.45%, 1/8/96..........................................................  10,000,000      9,989,403
                                                                                       -------------

Daily Cash Accumulation Fund, Inc.

                                                                              Face         Value
FOREIGN GOVERNMENT OBLIGATIONS (CONTINUED)                                   Amount     See Note 1
                                                                           ---------    ----------
Swedish Export Credit Corp., supported by Kingdom of Sweden:
  5.49%, 4/9/96.......................................................... $10,000,000  $   9,848,750
  5.60%-5.68%, 1/16/96...................................................  15,000,000     14,964,500
                                                                                       -------------
Westdeutsche Landesbank Girozentrale supported by Federal Republic of
  Germany, guaranteeing commercial paper of Unibanco-Unaio de Brancos
  Brasileiros S.A.-Grand Cayman:
  5.58%, 4/4/96..........................................................   5,000,000      4,927,150
  5.66%, 4/15/96.........................................................   6,000,000      5,818,880
                                                                                       -------------
Total Foreign Government Obligations (Cost $67,527,859)..................                 67,527,859
                                                                                       -------------
Total Investments, at Value..............................................       100.6%  3,543,729,107
                                                                                -----  --------------
Liabilities in Excess of Other Assets....................................        (0.6)    (20,004,006)
                                                                                ------ ---------------
Net Assets...............................................................       100.0% $3,523,725,101
                                                                                ------ ---------------
                                                                                ------ ---------------

Short-term notes, bankers' acceptances, direct bank obligations and letters of credit are generally traded on a discount basis; the interest rate is the discount rate received by the Fund at the time of purchase. Other securities normally bear interest at the rates shown.
---------

1. Floating or variable rate obligation maturing in more than one year. The interest rate, which is based on specific, or an index of, market interest rates, is subject to change periodically and is the effective rate on
   December 31, 1995. This instrument may also have a demand feature which allows the recovery of principal at any time, or at specified intervals not exceeding one year, on up to 30 days' notice. Maturity date shown represents effective maturity based on variable rate and, if applicable, demand feature.

2. Put obligation redeemable at full face value on the date reported.

3. Security issued in an exempt transaction without registration under the Securities Act of 1933 (the Act). The securities are carried at amortized cost, and amount to $274,999,030, or 7.8% of the Fund's net assets. Pursuant to guidelines adopted by the Board of Directors, these securities are determined to be liquid.

4. In addition to being restricted, the security is considered illiquid by virtue of the absence of a readily available market or because of legal or contractual restrictions on resale. Illiquid securities amount to $129,999,408, or 3.7% of the Fund's net assets, at December 31, 1995. The Fund may not invest more than 10% of its net assets (determined at the time of purchase) in illiquid securities.

See accompanying Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES December 31, 1995
Daily Cash Accumulation Fund, Inc.

ASSETS:
Investments, at value --  see accompanying statement.........................  $3,543,729,107
Cash.........................................................................       8,588,133
Receivables:
  Interest and principal paydowns............................................       7,998,662
  Shares of capital stock sold...............................................         408,611
Other........................................................................         158,224
                                                                                -------------
    Total assets.............................................................   3,560,882,737
                                                                                -------------

LIABILITIES:
Payables and other liabilities:
  Shares of capital stock redeemed...........................................      35,638,297
  Transfer and shareholder servicing agent fees --  Note 3...................         895,549
  Shareholder reports........................................................         353,412
  Service plan fees --  Note 3...............................................         194,999
  Dividends..................................................................          25,790
  Directors' fees............................................................           7,157
  Other......................................................................          42,432
                                                                                -------------
    Total liabilities........................................................      37,157,636
                                                                                -------------

NET ASSETS...................................................................  $3,523,725,101
                                                                                -------------
                                                                                -------------

COMPOSITION OF NET ASSETS:
Par value of shares of capital stock.........................................   $ 352,358,838
Additional paid-in capital...................................................   3,171,229,546
Accumulated net realized gain on investment transactions.....................         136,717
                                                                                -------------

NET ASSETS --  Applicable to 3,523,588,384 shares of capital stock outstanding................................................................  $3,523,725,101
                                                                                -------------
                                                                                -------------

NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE...............           $1.00

See accompanying Notes to Financial Statements.
14

STATEMENT OF OPERATIONS For the Year Ended December 31, 1995
Daily Cash Accumulation Fund, Inc.

INVESTMENT INCOME:
Interest.......................................................................  $203,988,495
                                                                                  ------------

EXPENSES:
Management fees --  Note 3.....................................................    12,746,352
Service plan fees --  Note 3...................................................     6,678,853
Transfer and shareholder servicing agent fees --  Note 3.......................     3,928,337
Shareholder reports............................................................       263,477
Registration and filing fees...................................................       154,476
Legal and auditing fees........................................................        32,651
Insurance expenses.............................................................        31,675
Directors' fees and expenses...................................................        29,250
Custodian fees and expenses....................................................       221,556
Other..........................................................................         8,550
                                                                                  -----------
    Total expenses.............................................................    24,095,177
                                                                                  -----------

NET INVESTMENT INCOME..........................................................   179,893,318

NET REALIZED GAIN ON INVESTMENTS...............................................       664,800
                                                                                  -----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS...........................  $180,558,118
                                                                                  -----------
                                                                                  -----------

                               See accompanying Notes to Financial Statements.
                                                                            15

STATEMENTS OF CHANGES IN NET ASSETS
Daily Cash Accumulation Fund, Inc.

                                                                Year Ended December 31,
                                                              ----------------------------
                                                                  1995           1994
                                                              -------------  -------------
OPERATIONS:
Net investment income.......................................  $ 179,893,318  $ 123,072,616
Net realized gain (loss)....................................        664,800        (27,746)
                                                              -------------  -------------
  Net increase in net assets resulting from operations......    180,558,118    123,044,870

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS.................   (180,522,108)  (123,088,801)

CAPITAL STOCK TRANSACTIONS:
Net increase (decrease) in net assets resulting from capital
  stock transactions --  Note 2.............................    565,456,928   (630,590,211)
                                                              -------------  -------------

NET ASSETS:
Total increase (decrease)...................................    565,492,938    (630,634,142)
Beginning of period.........................................  2,958,232,163   3,588,866,305
                                                              --------------  -------------
End of period............................................... $3,523,725,101  $2,958,232,163
                                                              --------------  -------------
                                                              --------------  -------------

See accompanying Notes to Financial Statements.
16

FINANCIAL HIGHLIGHTS
Daily Cash Accumulation Fund, Inc.

                                                                         Year Ended December 31,
                                           --------------------------------------------------------------------------------------
                                            1995     1994     1993     1992     1991     1990     1989     1988     1987     1986
                                           ------   ------   ------   ------   ------   ------   ------   ------   ------   -----
PER SHARE OPERATING DATA:
Net asset value, beginning of period...    $1.00    $1.00    $1.00    $1.00    $1.00    $1.00    $1.00    $1.00    $1.00    $1.00
                                           -----    -----    -----    -----    -----    -----    -----    -----    -----    -----
Income from investment operations --
  net investment income and net
  realized gain........................      .05      .04(1)   .03       .03     .06      .08      .08      .07      .06      .06
Dividends and distributions to
  shareholders.........................     (.05)    (.04)    (.03)     (.03)   (.06)    (.08)    (.08)    (.07)    (.06)    (.06)
                                           -----    -----    -----    -----    -----    -----    -----    -----    -----    -----
Net asset value, end of period.........    $1.00    $1.00    $1.00     $1.00   $1.00    $1.00    $1.00    $1.00    $1.00    $1.00
                                           -----    -----    -----    -----    -----    -----    -----    -----    -----    -----
                                           -----    -----    -----    -----    -----    -----    -----    -----    -----    -----
TOTAL RETURN, AT NET ASSET VALUE(2)....     5.47%    3.77%    2.69%     3.54%   5.87%    7.93%    8.94%    7.18%    6.51%    6.00%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in
  millions)............................   $3,524   $2,958   $3,589    $4,061  $5,208   $5,025   $4,920   $3,128    $2,555   $2,635
Average net assets (in millions).......   $3,379   $3,378   $3,940    $4,760  $5,434   $4,849   $4,112   $2,809     2,541   $2,530
Ratios to average net assets:
  Net investment income................     5.32%    3.64%    2.67%     3.50%   5.64%    7.61%    8.58%    7.01%     6.10%    6.11%
  Expenses.............................     0.71%    0.73%(1) 0.74%     0.70%   0.67%    0.68%    0.71%    0.77%     0.78%    0.78%



1. Net investment income would have been $.04 per share absent the voluntary expense limitation, resulting in an expense ratio of .74%.

2. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year.

                                 See accompanying Notes to Financial Statements.
                                                                              17

NOTES TO FINANCIAL STATEMENTS
Daily Cash Accumulation Fund, Inc.

1. SIGNIFICANT ACCOUNTING POLICIES

Daily Cash Accumulation Fund, Inc. (the Fund) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund's investment objective is to seek the maximum current income that is consistent with low capital risk and the maintenance of liquidity. The Fund's investment advisor is Centennial Asset Management Corporation (the Manager), a subsidiary of OppenheimerFunds, Inc. (OFI). The following is a summary of significant accounting policies consistently followed by the Fund.

Investment Valuation -- Portfolio securities are valued on the basis of amortized cost, which approximates market value.

Federal Taxes -- The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income or excise tax provision is required.

Distributions to Shareholders -- The Fund intends to declare dividends from net investment income each day the New York Stock Exchange is open for business and pay such dividends monthly. To effect its policy of maintaining a net asset value of $1.00 per share, the Fund may withhold dividends or make distributions of net realized gains.

Other -- Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses on investments are determined on an identified cost basis, which is the same basis used for federal income tax purposes.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

2. CAPITAL STOCK

The Fund has authorized 15,000,000,000 shares of $.10 par value capital stock. Transactions in shares of capital stock were as follows:

                                            Year Ended                           Year Ended
                                         December 31, 1995                    December 31, 1994
                                 ---------------------------------    ---------------------------------
                                     Shares            Amount             Shares            Amount
                                 --------------    ---------------    --------------    ---------------

Sold..........................    7,320,626,109    $ 7,320,626,109     7,074,792,010    $ 7,074,792,010
Dividends and
  distributions
  reinvested..................      177,673,219        177,673,219       120,864,868        120,864,868
Redeemed......................   (6,932,842,400)    (6,932,842,400)   (7,826,247,089)    (7,826,247,089)
                                 --------------    ---------------    --------------    ---------------
     Net increase
       (decrease).............      565,456,928    $   565,456,928      (630,590,211)   $  (630,590,211)
                                 --------------    ---------------    --------------    ---------------
                                 --------------    ---------------    --------------    ---------------

18


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
NOTES TO FINANCIAL STATEMENTS (Continued)
Daily Cash Accumulation Fund, Inc.

3. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee of .45% on the first $500 million of average annual net assets with a reduction of .025% on each $500 million thereafter, to .25% on net assets in excess of $4 billion. The Manager has agreed to reimburse the Fund if aggregate expenses (with specified exceptions) exceed the most stringent state regulatory limit on Fund expenses.

Independently of the investment advisory agreement with the Fund, effective December 1, 1994, the Manager has voluntarily agreed to assume the Fund's expenses to the level needed to enable the Fund's seven-day yield (computed in accordance with procedures specified pursuant to regulations adopted under the Investment Company Act of 1940) to at least equal the seven-day yield of Centennial Money Market Trust.

Shareholder Services, Inc. (SSI), a subsidiary of OFI, is the transfer and shareholder servicing agent for the Fund, and for other registered investment companies. SSI's total costs of providing such services are allocated ratably to these companies.

Under an approved plan of distribution, the Fund may expend up to .20% of its net assets annually to reimburse certain securities dealers and other financial institutions and organizations for costs incurred in distributing Fund shares.

--------------------------------------------------------------------------------

FEDERAL INCOME TAX INFORMATION (Unaudited)
Daily Cash Accumulation Fund, Inc.

In early 1996, shareholders will receive information regarding all dividends and distributions paid to them by the Fund during calendar year 1995. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.

None of the dividends paid by the Fund during the fiscal year ended December 31, 1995 are eligible for the corporate dividend-received deduction.

The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.

                                                                              19


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
INDEPENDENT AUDITORS' REPORT
Daily Cash Accumulation Fund, Inc.

       The Board of Directors and Shareholders of Daily Cash Accumulation Fund,
       Inc.:

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Daily Cash Accumulation Fund, Inc., as of December 31, 1995, the related statement of operations for the year then ended, the statements of changes in net assets for the years ended December 31, 1995 and 1994, and the financial highlights for the period January 1, 1986 to December 31, 1995. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 1995 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Daily Cash Accumulation Fund, Inc., at December 31, 1995, the results of its operations, the changes in its net assets, and the financial highlights for the respective stated periods, in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP

Denver, Colorado
January 22, 1996

20


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
         DAILY CASH ACCUMULATION FUND, INC.

                         Officers and Directors
                         James C. Swain, Chairman and
                           Chief Executive Officer
                         Robert G. Avis, Director
                         William A. Baker, Director
                         Charles Conrad, Jr., Director
                         Jon S. Fossel, Director
                         Raymond J. Kalinowski, Director
                         C. Howard Kast, Director
                         Robert M. Kirchner, Director
                         Bridget A. Macaskill, Director and
                           President
                         Ned M. Steel, Director
                         Andrew J. Donohue, Vice President
                         Dorothy G. Warmack, Vice President
                         Carol E. Wolf, Vice President
                         Arthur J. Zimmer, Vice President
                         George C. Bowen, Vice President,
                           Secretary and Treasurer
                         Robert J. Bishop, Assistant Treasurer
                         Scott Farrar, Assistant Treasurer
                         Robert G. Zack, Assistant Secretary

                         Investment Advisor and Distributor
                         Centennial Asset Management
                           Corporation

                         Transfer and Shareholder Servicing Agent
                         Shareholder Services, Inc.

                         Custodian of Portfolio Securities
                         Citibank, N.A.

                         Independent Auditors
                         Deloitte & Touche LLP

                         Legal Counsel
                         Myer, Swanson, Adams & Wolf, P.C.

                         This is a copy of a report to shareholders of Daily Cash Accumulation Fund, Inc. This report must be preceded or accompanied by a Prospectus of Daily Cash Accumulation Fund, Inc. For material information concerning the Fund, see the Prospectus.

                         For shareholder servicing, call:
                         1-800-525-9310 (in U.S.)
                         303-671-3200 (outside U.S.)
                         Or write:
                         Shareholder Services, Inc.
                         P.O. Box 5143
                         Denver, CO 80217-5143

[Logo]   RA0140.001.0196
   Printed on recycled paper.


                  1995 ANNUAL REPORT
                  DAILY CASH
                  ACCUMULATION
                  FUND,  INC.
                  DECEMBER 31, 1995